Contingency and Capital Commitments - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Capital commitments [abstract]
Contractual commitments to acquire property, plant and equipment	¥ 62,027	¥ 2,626
Contractual commitments to acquire intangible assets		¥ 383